Note 18 - Restricted Cash (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of restricted cash and cash equivalents [text block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Bank guarantee security deposit	1,195	1,140	1,013